Basis of preparation of the financial statements - Significant accounting policies, goodwill and intangible assets, narrative (Details)	12 Months Ended
Dec. 31, 2017
Technology-based intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	8 years
Bottom of range | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	3 years
Top of range | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	10 years